Retirement Plans (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Pension Plans [Member]
Net Periodic Benefit Cost
Service cost	$ 657	$ 692	$ 593
Interest cost	1,055	968	976
Expected return on plan assets	(1,495)	(1,383)	(1,240)
Recognized actuarial losses (gains) and other	267	402	195
Total net periodic benefit cost	484	679	524
Postretirement Healthcare Plans [Member]
Net Periodic Benefit Cost
Service cost	38	42	35
Interest cost	40	36	36
Recognized actuarial losses (gains) and other			(1)
Total net periodic benefit cost	$ 78	$ 78	$ 70